CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Common Stock	Subscriptions Payable	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest [Member]
Balance, shares at Dec. 31, 2018		1,000,000	2,588,693	136,953,904
Balance, amount at Dec. 31, 2018	$ (5,926,498)	$ 1,000	$ 2,589	$ 136,954	$ 168,006	$ 12,567,881	$ (18,802,928)	$ 0
Common stock issuable for director services	406,250				406,250
Stock options issued for services	140,668					140,668
Common stock issued for convertible promissory notes, shares				40,676,035
Common stock issued for convertible promissory notes, amount	611,876			$ 40,676		571,200
Net Loss	(14,028,165)						(14,028,165)
Balance, shares at Dec. 31, 2019		1,000,000	2,588,693	177,629,939
Balance, amount at Dec. 31, 2019	(18,795,869)	$ 1,000	$ 2,589	$ 177,630	574,256	13,279,749	(32,831,093)	0
Common stock issuable for director services	236,978	0	0	0	236,978	0		0
Net Loss	(4,881,030)		0		0	0	(4,861,170)	(19,860)
Equity interest in QuikLABS issued for cash	360,000	0	0	0	0	288,000		72,000
Acquisition of Aire Fitness	(29,439)	0	0	$ 0	0		0	(29,439)
Common stock issued for settlement of liability, shares				1,000,000
Common stock issued for settlement of liability, amount	58,000	$ 0	$ 0	$ 1,000	0	57,000	0	0
Reclassification of preferred stock as mezzanine, shares		(1,000,000)	(2,588,693)
Reclassification of preferred stock as mezzanine, amount	(4,794,473)	$ (1,000)	$ (2,589)			(4,790,884)
Common stock issued for convertible promissory notes, shares				679,932,432
Common stock issued for convertible promissory notes, amount	2,150,179	0	0	$ 679,933	0	1,470,246		0
InnovaQor merger	0					219,058	0	(219,058)
Balance, shares at Sep. 30, 2020				858,562,371
Balance, amount at Sep. 30, 2020	(25,695,654)	$ 0	$ 0	$ 858,563	881,234	10,523,169	(37,692,263)	(196,357)
Balance, shares at Dec. 31, 2019		1,000,000	2,588,693	177,629,939
Balance, amount at Dec. 31, 2019	(18,795,869)	$ 1,000	$ 2,589	$ 177,630	574,256	13,279,749	(32,831,093)	0
Common stock issued for convertible promissory notes, shares				679,932,432
Common stock issued for convertible promissory notes, amount	2,150,179			$ 679,933		1,470,246	0
Net Loss	(8,119,268)	0	0	$ 0	0	0	(8,071,851)	(47,417)
Common stock issued for services, shares				7,002,000
Common stock issued for services, amount	54,000	0	0	$ 7,002	812,773	859,771		0
Common stock issuable for services	363,569	0	0	0	363,569	0		0
Equity interest in QuikLABS issued for cash	460,000	0	0	0	0	368,000		92,000
Acquisition of Aire Fitness	$ 113,333	0	0	$ 0	0	0		113,333
Common stock issued for settlement of liability, shares	2,000			1,000,000
Common stock issued for settlement of liability, amount	$ 58,000	$ 0	$ 0	$ 1,000		57,000
Reclassification of preferred stock as mezzanine, shares		(1,000,000)	(2,588,693)
Reclassification of preferred stock as mezzanine, amount		$ (1,000)	$ (2,589)
InnovaQor merger						219,058	0	(219,058)
Balance, shares at Dec. 31, 2020				865,564,371
Balance, amount at Dec. 31, 2020	(28,449,387)	0	0	$ 865,565	125,052	11,462,940	(40,902,944)	(61,142)
Balance, shares at Jun. 30, 2020				857,562,371
Balance, amount at Jun. 30, 2020	(24,733,027)	0	0	$ 857,563	777,380	9,959,111	(36,327,081)	0
Common stock issuable for director services	33,854	0	0	0	33,854	0	0	0
Net Loss	(1,385,042)		0	0	0	0	(1,365,182)	(19,860)
Equity interest in QuikLABS issued for cash	360,000		0	0	0	288,000	0	72,000
Acquisition of Aire Fitness	(29,439)		0	$ 0	0	0	0	(29,439)
Common stock issued for settlement of liability, shares				1,000,000
Common stock issued for settlement of liability, amount	58,000		0	$ 1,000	0	57,000	0	0
InnovaQor merger	0	0	0	$ 0	0	219,058	0	(219,058)
Balance, shares at Sep. 30, 2020				858,562,371
Balance, amount at Sep. 30, 2020	(25,695,654)	0	0	$ 858,563	881,234	10,523,169	(37,692,263)	(196,357)
Common stock issued for services, amount	12,000,000
Balance, shares at Dec. 31, 2020				865,564,371
Balance, amount at Dec. 31, 2020	(28,449,387)	0	0	$ 865,565	125,052	11,462,940	(40,902,944)	(61,142)
Net Loss	(8,671,819)	0	0	$ 0	0	0	(8,600,605)	(71,214)
Common stock issued for services or subscription payable, shares				5,964,667
Common stock issued for services or subscription payable, amount	220,936	0	0	$ 5,965	(121,217)	336,203	0	0
Issuance of shares in exchange for debt, shares				7,500,000
Issuance of shares in exchange for debt, amount	346,500	0	0	$ 7,500	0	339,000	0	0
Issuance of shares for cash, shares				29,000,000
Issuance of shares for cash, amount	610,502	0	0	$ 28,999	0	581,503	0	0
TPT Strategic license cancellation	0	0	0	$ 0	0	(219,058)	0	219,058
Balance, shares at Sep. 30, 2021				908,029,038
Balance, amount at Sep. 30, 2021	(36,091,112)	0	0	$ 908,029	3,835	12,500,573	(49,503,549)	86,702
Balance, shares at Jun. 30, 2021				879,029,038
Balance, amount at Jun. 30, 2021	(31,903,717)	0	0	$ 8,790,305	(3,265)	11,919,070	(44,787,194)	88,642
Net Loss	(4,718,296)	0	0	$ 0	0	0	(4,716,356)	(1,940)
Issuance of shares for cash, shares				29,000,000
Issuance of shares for cash, amount	610,502	0	0	$ 28,999	0	581,503	0	0
Common stock issued for services or subscription payable	7,100	0	0	$ 0	7,100	0	0	0
Balance, shares at Sep. 30, 2021				908,029,038
Balance, amount at Sep. 30, 2021	$ (36,091,112)	$ 0	$ 0	$ 908,029	$ 3,835	$ 12,500,573	$ (49,503,549)	$ 86,702